SUPPLEMENT TO THE PROSPECTUSES

                     CREDIT SUISSE INTERNATIONAL FOCUS FUND
        CREDIT SUISSE INSTITUTIONAL FUND - INTERNATIONAL FOCUS PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses

         The Credit Suisse International Equity Team is responsible for the day-to-day management of the funds. The current members of the team are Emily Alejos, Anne S. Budlong and Nancy Nierman. Harry Jaffe and Chris Matyszewski are no longer members of the team.

Dated: July 8, 2005                                                  16-0705
                                                                     for
                                                                     WPISF
                                                                     ADINF
                                                                     CSIFL
                                                                     CSINI
                                                                     2005-021